Shareholder Report, Line Graph (Details) - USD ($)										8 Months Ended						12 Months Ended
	Apr. 01, 2022	Dec. 03, 2019	Apr. 01, 2019	Dec. 06, 2018	Apr. 10, 2017	Apr. 07, 2016	Mar. 29, 2016	Mar. 19, 2015	Dec. 01, 2014	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000018021 [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000							$ 13,434	$ 11,653	$ 11,678	$ 15,747		$ 15,605		$ 12,709	$ 11,451	$ 13,403	$ 9,542	$ 9,007
C000018023 [Member]
Account Value [Line Items]
Accumulated Value									10,000							13,710	11,860	11,857	15,957		15,784		12,839	11,546	13,481	9,570	9,017
C000189777 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000							$ 12,605				12,955	11,194	11,169	15,012		14,828		12,047	10,812
C000018022 [Member]
Account Value [Line Items]
Accumulated Value									9,425							12,357	10,740	10,784	14,579		14,491		11,830	10,686	12,542	8,948	8,472
C000018024 [Member]
Account Value [Line Items]
Accumulated Value									10,000							12,181	10,662	10,789	14,691		14,716		12,113	11,015	13,018	9,362	8,933
C000055528 [Member]
Account Value [Line Items]
Accumulated Value									10,000							12,777	11,139	11,217	15,199		15,136		12,395	11,222	13,197	9,444	8,957
C000189779 [Member]
Account Value [Line Items]
Accumulated Value					10,000							12,597				12,802	11,086	11,083	14,911		14,750		12,000	10,792
C000131622 [Member]
Account Value [Line Items]
Accumulated Value									10,000							13,918	12,023	12,008	16,132		15,934		12,941	11,612	13,547	9,609	9,042
C000236495 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 8,444						9,965	8,532
C000167122 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000							$ 10,450			18,185	16,542	14,620	18,252		15,124		13,258	11,906	13,778
C000167123 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,460			18,503	16,795	14,813	18,469		15,256		13,353	11,974	13,826
C000167124 [Member]
Account Value [Line Items]
Accumulated Value						9,425							9,830			16,764	15,297	13,549	16,964		14,088		12,384	11,146	12,934
C000167119 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,380			16,673	15,330	13,677	17,258		14,432		12,779	11,597	13,550
C000167120 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,410			17,405	15,916	14,137	17,752		14,774		13,012	11,757	13,668
C000167121 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,470			18,736	16,988	14,956	18,617		15,367		13,425	12,021	13,857
C000018025 [Member]
Account Value [Line Items]
Accumulated Value									10,000							25,038	20,517	18,852	22,460		19,671		15,487	12,713	12,553	9,808	10,137
C000018027 [Member]
Account Value [Line Items]
Accumulated Value									10,000							25,553	20,883	19,154	22,784		19,907		15,649	12,822	12,630	9,848	10,160
C000189780 [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,699				23,900	19,506	17,866	21,224		18,517		14,525	11,888
C000018026 [Member]
Account Value [Line Items]
Accumulated Value									9,425							23,023	18,907	17,416	20,814		18,259		14,415	11,866	11,740	9,197	9,532
C000018030 [Member]
Account Value [Line Items]
Accumulated Value									10,000							22,674	18,758	17,413	20,947		18,538		14,732	12,223	12,190	9,616	10,040
C000018031 [Member]
Account Value [Line Items]
Accumulated Value									10,000							23,814	19,603	18,118	21,694		19,079		15,101	12,456	12,363	9,712	10,089
C000189781 [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,681				23,633	19,332	17,731	21,073		18,412		14,473	11,859
C000131623 [Member]
Account Value [Line Items]
Accumulated Value									10,000							25,929	21,170	19,386	23,022		20,095		15,769	12,893	12,693	9,880	10,176
C000167113 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000							$ 9,750		18,360	16,321	16,216	20,981		19,055		14,530	12,012	12,909
C000167114 [Member]
Account Value [Line Items]
Accumulated Value							10,000							9,760		18,684	16,576	16,426	21,221		19,234		14,639	12,077	12,955
C000167115 [Member]
Account Value [Line Items]
Accumulated Value							9,425							9,171		16,928	15,083	15,022	19,493		17,745		13,569	11,246	12,117
C000167116 [Member]
Account Value [Line Items]
Accumulated Value							10,000							9,680		16,833	15,112	15,165	19,835		18,191		14,010	11,690	12,700
C000167117 [Member]
Account Value [Line Items]
Accumulated Value							10,000							9,720		17,578	15,705	15,673	20,395		18,611		14,264	11,852	12,804
C000167118 [Member]
Account Value [Line Items]
Accumulated Value							10,000							9,770		18,928	16,759	16,595	21,398		19,364		14,713	12,125	12,985
C000212502 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 11,213					14,981	13,170	12,935	16,566		14,886
C000167125 [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,850		28,339	22,203	22,698	29,907		23,817		16,978	14,397	14,800
C000167126 [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,860		28,849	22,554	23,005	30,262		24,048		17,102	14,478	14,850
C000167127 [Member]
Account Value [Line Items]
Accumulated Value							9,425							10,207		26,149	20,525	21,042	27,791		22,189		15,855	13,482	13,892
C000167128 [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,780		25,986	20,552	21,222	28,263		22,733		16,369	14,020	14,560
C000167129 [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,810		27,146	21,367	21,960	29,081		23,270		16,679	14,214	14,680
C000167130 [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,880		29,228	22,817	23,235	30,520		24,216		17,205	14,539	14,890
C000018035 [Member]
Account Value [Line Items]
Accumulated Value									10,000							15,708	14,127	13,625	17,246		15,561		12,492	10,693	11,780	8,971	9,814
C000018037 [Member]
Account Value [Line Items]
Accumulated Value									10,000							16,030	14,389	13,849	17,499		15,756		12,623	10,780	11,862	9,011	9,837
C000189783 [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,977				16,358	14,665	14,091	17,777		15,982		12,789	10,905
C000018036 [Member]
Account Value [Line Items]
Accumulated Value									9,425							14,435	13,019	12,581	15,974		14,452		11,629	9,977	11,018	8,419	9,224
C000018040 [Member]
Account Value [Line Items]
Accumulated Value									10,000							14,222	12,913	12,577	16,086		14,662		11,889	10,279	11,436	8,803	9,719
C000018041 [Member]
Account Value [Line Items]
Accumulated Value									10,000							14,942	13,503	13,085	16,658		15,109		12,181	10,486	11,609	8,889	9,769
C000189784 [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,960				16,175	14,520	13,963	17,657		15,899		12,739	10,880
C000131624 [Member]
Account Value [Line Items]
Accumulated Value									10,000							16,257	14,572	14,013	17,682		15,896		12,718	10,845	11,909	9,043	9,850
C000236496 [Member]
Account Value [Line Items]
Accumulated Value	10,000									8,897						10,517	9,346
C000018042 [Member]
Account Value [Line Items]
Accumulated Value									10,000							16,191	14,455	14,709	19,750		17,954		13,969	12,376	14,387	10,226	10,667
C000018043 [Member]
Account Value [Line Items]
Accumulated Value									10,000							16,489	14,686	14,928	19,982		18,146		14,084	12,457	14,453	10,249	10,682
C000088079 [Member]
Account Value [Line Items]
Accumulated Value									9,425							14,887	13,327	13,597	18,296		16,678		13,001	11,546	13,465	9,587	10,035
C000088080 [Member]
Account Value [Line Items]
Accumulated Value									10,000							14,650	13,212	13,571	18,407		16,898		13,278	11,879	13,964	10,013	10,559
C000088081 [Member]
Account Value [Line Items]
Accumulated Value									10,000							15,385	13,803	14,123	19,047		17,409		13,605	12,111	14,159	10,112	10,609
C000152811 [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000							$ 10,270	15,861	13,738	14,346	19,113		16,238		12,863	11,370	13,252	9,949
C000152812 [Member]
Account Value [Line Items]
Accumulated Value								10,000							10,280	17,715	15,125	15,580	20,452		17,122		13,374	11,653	13,386	9,975
C000018052 [Member]
Account Value [Line Items]
Accumulated Value									10,000							13,769	12,341	10,859	11,582		10,596		9,932	9,605	10,945	8,856	9,144
C000018053 [Member]
Account Value [Line Items]
Accumulated Value									10,000							14,027	12,558	11,033	11,743		10,720		10,025	9,683	11,011	8,890	9,163
C000018054 [Member]
Account Value [Line Items]
Accumulated Value									9,425							12,652	11,376	10,036	10,729		9,834		9,249	8,973	10,246	8,300	8,598
C000018056 [Member]
Account Value [Line Items]
Accumulated Value									10,000							12,457	11,291	10,032	10,803		9,985		9,451	9,240	10,625	8,680	9,061
C000018057 [Member]
Account Value [Line Items]
Accumulated Value									10,000							13,099	11,801	10,436	11,190		10,292		9,694	9,420	10,795	8,770	9,105
C000131625 [Member]
Account Value [Line Items]
Accumulated Value									10,000							14,258	12,746	11,173	11,872		10,821		10,106	9,743	11,060	8,915	9,178
C000236497 [Member]
Account Value [Line Items]
Accumulated Value	10,000									9,320						12,074	10,721
C000205778 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000												12,228	11,398	9,840	10,361		9,406	$ 10,659
C000216231 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000														11,758	10,936	9,434	9,911	$ 8,971
C000216232 [Member]
Account Value [Line Items]
Accumulated Value		9,425														10,836	10,125	8,769	9,258	8,424
C000216233 [Member]
Account Value [Line Items]
Accumulated Value		10,000														11,356	10,629	9,235	9,766	8,907
C000216230 [Member]
Account Value [Line Items]
Accumulated Value		10,000														11,855	11,002	9,471	9,938	8,988
C000205779 [Member]
Account Value [Line Items]
Accumulated Value				10,000												13,166	12,119	10,349	10,774		9,657	10,800
MSCI Emerging Markets [Member]
Account Value [Line Items]
Accumulated Value									10,000							13,653	12,205	11,712	14,185		13,812		11,663	10,872	11,959	9,004	8,301
MSCI Emerging Markets (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,891				13,575	12,136	11,646	14,104		13,734		11,597	10,810
MSCI Emerging Markets (Inception Date 4/1/22) [Member]
Account Value [Line Items]
Accumulated Value	10,000									8,681						10,120	9,047
MSCI Emerging Markets (Inception Date 4/7/2016) [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,846			16,445	14,701	14,107	17,086		16,637		14,048	13,095	14,405
MSCI ACWI [Member]
Account Value [Line Items]
Accumulated Value									10,000							24,292	19,261	17,196	19,457		16,313		14,184	12,477	12,601	10,110	9,751
MSCI ACWI (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,444				22,061	17,492	15,616	17,670		14,815		12,881	11,332
MSCI ACWI ex USA (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,404		17,646	15,611	14,288	16,213		14,855		13,563	12,197	13,275
MSCI ACWI ex USA (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 10,441					13,584	12,018	10,999	12,481		11,435
MSCI ACWI (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value							10,000							10,634		25,551	20,259	18,087	20,465		17,158		14,919	13,124	13,254
MSCI EAFE [Member]
Account Value [Line Items]
Accumulated Value									10,000							16,396	14,655	13,042	14,515		13,104		12,319	10,956	11,901	9,351	9,706
MSCI EAFE Growth [Member]
Account Value [Line Items]
Accumulated Value									10,000							17,510	15,781	14,352	17,652		15,784		13,605	11,495	12,344	9,529	10,125
MSCI EAFE (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000							11,546				15,908	14,218	12,654	14,082		12,713		11,952	10,630
MSCI EAFE Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000							$ 11,694				16,588	14,951	13,597	16,724		14,953		12,889	10,890
MSCI EAFE (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000									9,129						11,476	10,257
MSCI EAFE Growth (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000									8,907						10,867	9,794
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Accumulated Value									10,000							15,714	13,902	12,724	14,438		13,229		12,078	10,862	11,822	9,265	9,268
MSCI EAFE (Inception Date 3/19/2015) [Member]
Account Value [Line Items]
Accumulated Value								10,000							9,599	16,215	14,493	12,898	14,354		12,959		12,183	10,835	11,769	9,248
MSCI ACWI ex USA (Inception Date 12/6/2018) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000												14,838	13,127	12,014	13,633		12,491	$ 11,405
MSCI ACWI ex USA (Inception Date 12/3/2019) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000														13,099	11,589	10,606	12,035	$ 11,027
MSCI Emerging Markets Small Cap (Inception Date 4/7/16) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000							$ 10,238			18,920	17,114	14,571	16,882		13,752		11,703	11,319	13,193
MSCI ACWI Small Cap (Inception Date 3/29/2016) [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000							$ 10,974		21,601	17,452	16,788	19,271		16,035		14,273	12,985	13,636
MSCI ACWI ex USA Small Cap Growth [Member]
Account Value [Line Items]
Accumulated Value									10,000							17,466	15,648	14,670	19,061		16,499		13,626	12,181	13,642	10,337	10,480
MSCI EAFE Small Cap (Inception Date 3/19/15) [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000							$ 10,399	16,751	14,982	14,053	17,313		15,362		13,997	12,496	13,867	10,405
MSCI EAFE Value [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000							14,997	13,287	$ 11,570	$ 11,711		$ 10,716		$ 11,087	$ 10,408	$ 11,441	$ 9,146	$ 9,286
MSCI EAFE Value (Inception Date 4/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 9,324						$ 12,085	$ 10,707